UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2012

Date of reporting period: MARCH 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

March 31, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (71.38%)
Bank Debt (43.39%) (1)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (0.15%)
NCO Group, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 5.5%,
2.5% LIBOR Floor, due 11/15/13	$1,979,038	$1,974,709	0.15%

Aerospace Product and Parts Manufacturing (1.05%)
Hawker Beechcraft, Inc., Senior Secured 1st Lien Series A New Term Loan,
LIBOR + 8.5%, 2% LIBOR Floor, due 3/26/14 (4)	$3,688,369	2,784,719	0.22%
Hawker Beechcraft, Inc., Senior Secured 1st Lien Term Loan,
LIBOR + 2%, due 3/26/14 (4)	$13,512,247	10,077,880	0.78%
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14 (4)	$835,566	623,193	0.05%
Total Aerospace Product and Parts Manufacturing		13,485,792

Architectural, Engineering, and Related Services (0.54%)
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 13%,
2.5% LIBOR Floor, due 3/31/17 (2)	$6,860,063	6,894,363	0.54%

Business Support Services (4.26%)
STG-Fairway Acquisitions, Inc., Senior Secured 2nd Lien Term Loan, 12.5%,
due 12/29/15	$53,741,256	54,816,081	4.26%

Cable and Other Subscription Programming (3.54%)
Medfort, S.a.r.l., 1st Lien Term Loan A, 15%, due 11/21/17 - (Germany) (2), (3)	€3,209,873	4,282,933	0.33%
Medfort, S.a.r.l., 1st Lien Term Loan B, 1%, due 11/21/17 - (Germany) (2), (3)	€27,500,691	18,457,168	1.44%
Medfort, S.a.r.l., 1st Lien Term Loan B2, 1%, due 11/21/17 - (Germany) (2), (3)	€9,201,956	12	-
Primacom Holding GmbH, Super Senior Facility A, 12% PIK,
due 9/30/15 - (Germany) (2), (3)	€3,172,043	4,232,457	0.33%
Primacom Management GmbH, 2nd Lien Term Loan, 10% PIK,
due 5/19/17 - (Germany) (2), (3)	€11,367,862	15,168,139	1.18%
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK,
due 11/21/17 - (Germany) (2), (3)	€2,529,763	3,375,463	0.26%
Total Cable and Other Subscription Programming		45,516,172

Charter Bus Industry (0.74%)
Coach America Holdings, Inc., Senior Secured 1st Lien Term Loan,
LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$18,417,338	7,574,130	0.59%
Coach America Holdings, Inc., Senior Secured Letters of Credit PIK Facility,
LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$89,608	36,851	-
Coach America Holdings, Inc., Senior Secured Letters of Credit,
LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$3,831,206	1,575,583	0.12%
Coach America Holdings, Inc., Senior Secured Super Priority DIP Revolver,
LIBOR + 6%, 1.5% LIBOR Floor, due 10/5/12	$4,698,208	313,214	0.03%
Total Charter Bus Industry		9,499,778

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Communications Equipment Manufacturing (3.61%)
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15 (2)	$50,044,270	$46,416,061	3.61%

Electric Power Generation, Transmission and Distribution (0.95%)
Texas Competitive Electric Holdings Company, LLC, Extended Term Loan,
LIBOR + 4.5%, due 10/10/17	$21,854,113	12,204,167	0.95%

Electronic Shopping and Mail-Order Houses (2.86%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, 13%, due 6/1/14	$36,097,683	36,819,637	2.86%

Full-Service Restaurants (3.39%)
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18 (2)	$16,366,154	16,366,154	1.27%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/19/16 (2)	$10,547,927	10,547,927	0.82%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B,
12% Cash + 7% PIK, due 3/19/16 (2)	$16,700,657	16,700,657	1.30%
Total-Full Service Restaurants		43,614,738

Grocery Stores (0.66%)
Bashas, Inc., Senior Secured 1st Lien FILO Term Loan, LIBOR + 7.5%,
1.5% LIBOR Floor, due 12/28/15	$8,333,333	8,541,667	0.66%

Highway, Street, and Bridge Construction (0.77%)
Contech Engineered Solutions, LLC, Senior Secured 1st Lien Term Loan,
LIBOR + 8% Cash + 3% PIK, 2% LIBOR Floor, due 2/7/17 (2)	$9,915,395	9,853,424	0.77%

Home Health Care Services (0.05%)
Gentiva Health Services, Inc., Senior Secured 1st Lien Term Loan B, LIBOR + 3.5%,
1.25% LIBOR Floor, due 8/17/16	$701,846	674,431	0.05%

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (1.04%)
Precision Partners Holdings, 1st Lien Delayed Draw Term Loan, Prime + 6.5%,
4.5% Prime Floor, due 10/1/13	$813,167	796,903	0.06%
Precision Partners Holdings, 1st Lien Term Loan, Prime + 6.5%,
4.5% Prime Floor, due 10/1/13	$12,911,487	12,653,257	0.98%
Total Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing		13,450,160

Motion Picture and Video Industries (3.28%)
CKX Entertainment, Inc., Senior Secured 1st Lien Term Loan, 9%, due 6/21/17	$26,627,910	22,367,445	1.74%
CKX Entertainment, Inc., Senior Secured 2nd Lien Term Loan, 13.5%, due 6/21/18	$21,302,328	19,821,816	1.54%
Total Motion Picture and Video Industries		42,189,261

Newspaper, Periodical, Book, and Directory Publishers (0.23%)
Berry Agency, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 7%,
3% LIBOR Floor, due 11/18/14	$103,129	103,129	0.01%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Hanley-Wood, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 6.5%,
1.5% LIBOR Floor, due 1/13/17	$3,068,393	$2,914,973	0.22%
Total Newspaper, Periodical, Book, and Directory Publishers		3,018,102

Offices of Real Estate Agents and Brokers (0.16%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$2,036,336	2,102,517	0.16%

Other Fabricated Metal Product Manufacturing (0.40%)
Wastequip, Inc., Senior Secured 1st Lien Tranche B Delayed Draw Term Loan,
LIBOR + 2.25%, due 2/5/13	$2,231,638	1,930,367	0.15%
Wastequip, Inc., Senior Secured 1st Lien Tranche B Term Loan,
LIBOR + 2.25%, due 2/5/13	$3,721,789	3,219,348	0.25%
Total Other Fabricated Metal Product Manufacturing		5,149,715

Other Financial Investment Activities (1.79%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%,
due 12/14/14	$56,303,377	23,014,005	1.79%

Radio and Television Broadcasting (0.87%)
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15 (2)	$16,129,887	11,258,661	0.87%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and
Filaments Manufacturing (0.21%)
Gundle/SLT Environmental, Inc., Senior Secured 2nd Lien Term Loan,
LIBOR + 9.5% Cash + 2% PIK, 1.5% LIBOR Floor, due 11/27/16	$2,701,511	2,674,496	0.21%

Scheduled Air Transportation (2.15%)
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16 (2), (8)	$4,399,230	5,861,973	0.46%
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16 (2), (8)	$4,426,179	5,926,654	0.46%
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14 (2), (8)	$3,289,305	3,748,164	0.29%
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15 (2), (8)	$4,397,082	5,208,344	0.40%
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16 (2), (8)	$5,196,997	6,958,779	0.54%
Total Scheduled Air Transportation		27,703,914

Semiconductor and Other Electronic Component Manufacturing (2.20%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, 2% LIBOR Floor,
due 9/29/15	$27,414,213	27,414,213	2.13%
Isola USA Corporation, Mezzanine Term Loan, 8% Cash + 8% PIK, due 3/29/16	$3,047,834	3,047,834	0.24%
MEMC Electronic Materials, Inc., Senior Secured Revolver, LIBOR + 2.75%,
due 3/23/14 ∆	$-	(2,162,720)	(0.17)%
Total Semiconductor and Other Electronic Component Manufacturing		28,299,327

∆ Negative amount relates to an unfunded revolving credit facility that was acquired and valued at a discount.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Software Publishers (3.04%)
Infor Global Solutions, Extended Initial 1st Lien Delayed Draw Term Loan,
LIBOR + 5.75%, due 12/31/13	$1,040,614	$1,035,411	0.08%
Infor Global Solutions, Extended Initial 1st Lien Term Loan, LIBOR + 5.75%,
due 12/31/13	$1,959,386	1,950,406	0.15%
Infor Global Solutions, Extended Initial 2nd Lien New Term Loan, LIBOR + 5.5%,
due 3/2/14	$5,864,607	5,821,843	0.45%
Infor Global Solutions, Extended Initial 2nd Lien Term Loan, LIBOR + 6.25%,
due 3/2/14	$2,200,393	2,181,689	0.17%
Infor Global Solutions, Extended Initial DDTL 2nd Lien Term Loan, LIBOR + 6.25%,
due 3/2/14	$1,273,912	1,263,083	0.10%
Open Solutions, Inc., Tranche B Term Loan, LIBOR + 2.125%, due 1/23/14	$28,797,842	26,853,987	2.09%
Total Software Publishers		39,106,419

Support Activities for Mining (0.05%)
Trico Shipping AS, 1st Lien Term Loan A, LIBOR + 8.5%, 1.5% LIBOR Floor,
due 5/13/14 - (Norway)	$643,879	643,879	0.05%
Trico Shipping AS, 1st Lien Term Loan B, LIBOR + 8.5%, 1.5% LIBOR Floor,
due 5/13/14 - (Norway)	$-	-	-
Total Support Activities for Mining		643,879

Traveler Accommodation (0.14%)
Buffets Holdings, Inc., 1st Lien Term Loan, LIBOR + 10% Cash + 2% PIK,
2% LIBOR Floor, due 4/22/15	$4,024,948	1,781,040	0.14%

Wired Telecommunications Carriers (5.26%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan,
EURIBOR + 2.75%, due 8/9/15 - (Bulgaria) (3)	€5,852,181	5,270,781	0.41%
FairPoint Communications, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 4.5%,
2% LIBOR Floor, due 1/24/16	$40,648,125	33,600,025	2.61%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%,
2% LIBOR Floor, due 4/15/15 (2)	$12,374,513	11,745,479	0.91%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan, EURIBOR + 3.5%,
due 8/9/16 - (Netherlands) (3)	€13,645,416	12,016,672	0.93%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%,
due 2/16/17 - (Netherlands) (3), (4)	€12,698,410	5,083,046	0.40%
Total Wired Telecommunications Carriers		67,716,003

Total Bank Debt (Cost $605,966,562)		558,418,519

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Other Corporate Debt Securities (27.99%)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (4.36%)
NCO Group, Inc., Senior Subordinated Notes, 11.875%, due 11/15/14	$23,505,000	$23,974,630	1.86%
NCO Group, Inc., Senior Unsecured Floating Rate Notes, LIBOR + 4.875%, due 11/15/13	$32,268,000	32,106,660	2.50%
Total Accounting, Tax Preparation, Bookkeeping, and Payroll Services		56,081,290

Aerospace Product and Parts Manufacturing (0.31%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15 (4)	$20,957,000	3,038,765	0.24%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15 (4)	$6,123,000	887,835	0.07%
Total Aerospace Product and Parts Manufacturing		3,926,600

Architectural, Engineering, and Related Services (2.15%)
Alion Science & Technology Corporation, Senior Notes, 10.25%, due 2/1/15	$17,525,000	10,252,125	0.80%
Alion Science & Technology Corporation, Senior Secured Notes,
10% Cash + 2% PIK, due 11/1/14	$16,179,162	15,289,309	1.19%
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes,
6% Cash + 10% PIK, due 12/31/19 (2), (5)	$2,161,272	2,161,272	0.16%
Total Architectural, Engineering, and Related Services		27,702,706

Gambling Industries (3.89%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$64,338,000	50,022,795	3.89%

Home Furnishings Stores (0.04%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$9,189,000	516,881	0.04%

Metal and Mineral (except Petroleum) Merchant Wholesalers (2.42%)
Edgen Murray Corporation, Senior Secured Notes, 12.25%, due 1/15/15	$30,334,000	31,092,350	2.42%

Oil and Gas Extraction (2.19%)
Geokinetics Holdings, Inc., Senior Secured Notes, 9.75%, due 12/15/14	$3,777,000	2,861,078	0.22%
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (2), (5)	$25,340,000	25,340,000	1.97%
Total Oil and Gas Extraction		28,201,078

Other Ambulatory Health Care Services (0.53%)
Rural Metro Corp, Senior Unsecured Notes, 10.125%, due 7/15/19 (5)	$7,500,000	6,862,500	0.53%

Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing (0.93%)
Vertellus Specialties, Inc., Senior Secured Notes, 9.375%, due 10/1/15 (5)	$15,545,000	11,969,650	0.93%

Pharmaceutical and Medicine Manufacturing (1.89%)
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16 (2), (5)	$24,321,000	24,321,000	1.89%

Radio and Television Broadcasting (0.58%)
LBI Media, Inc., Senior Secured Notes, 9.25%, due 4/15/19 (5)	$8,785,000	7,511,175	0.58%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2012

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Debt Investments (continued)
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments
Manufacturing (2.01%)
AGY Holding Corporation, Senior Secured 2nd Lien Notes, 11%, due 11/15/14	$62,449,000	$25,820,788	2.01%

Scientific Research and Development Services (1.27%)
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17 (5)	$17,000,000	16,405,000	1.27%

Software Publishers (0.64%)
Open Solutions, Inc., Senior Subordinated Notes, 9.75%, due 2/1/15 (5)	$10,030,000	8,174,450	0.64%

Wired Telecommunications Carriers (1.91%)
Integra Telecom, Inc., Senior Secured 1st Lien Notes, 10.75%, due 4/15/16 (2), (5)	$5,830,000	5,392,750	0.42%
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16 (5)	$16,535,000	17,403,087	1.35%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK,
due 8/16/17 - (Netherlands) (3), (4), (5)	€54,730,879	1,825,685	0.14%
Total Wired Telecommunications Carriers		24,621,522

Miscellaneous Securities (2.87%) (9)	$42,679,000	36,918,218	2.87%

Total Other Corporate Debt Securities (Cost $466,085,929)		360,148,003

Total Debt Investments (Cost $1,072,052,491)		918,566,522

Equity Securities (20.38%)
Activities Related to Credit Intermediation (0.43%)
Online Resources Corporation, Common Stock (2), (4), (6)	1,959,400	5,584,290	0.43%

Architectural, Engineering, and Related Services (0.25%)
Alion Science & Technology Corporation, Warrants (4)	13,175	132	-
ESP Holdings, Inc., 15% PIK, Preferred Stock (2), (5), (6)	6,674	1,114,514	0.09%
ESP Holdings, Inc., Common Stock (2), (4), (5), (6)	29,156	2,117,862	0.16%
Total Architectural, Engineering, and Related Services		3,232,508

Business Support Services (0.33%)
STG-Fairway Holdings, LLC, Class A Units (4), (5)	226,242	4,245,670	0.33%

Cable and Other Subscription Programming (0.00%)
Perseus Holdings S.A., Common Stock - (Luxembourg) (2), (3), (4), (5), (6)	78,000	-	-

Communications Equipment Manufacturing (0.40%)
Dialogic, Inc., Warrants to Purchase Common Stock (2), (4), (5), (6)	9,600,000	5,201,067	0.40%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Data Processing, Hosting, and Related Services (0.67%)
GXS Holdings, Inc., Common Stock (4), (5)	1,806,332	$181	-
GXS Holdings, Inc., Series A Preferred Stock (4), (5)	34,251	8,644,974	0.67%
Total Data Processing, Hosting, and Related Services		8,645,155

Depository Credit Intermediation (0.29%)
Doral Financial Corporation, Common Stock (4)	2,410,796	3,712,626	0.29%

Electronic Shopping and Mail-Order Houses (0.27%)
Shop Holding, LLC, Class A Units (4), (5)	1,379,026	2,624,266	0.20%
Shop Holding, LLC, Warrants to Purchase Class A Units (4), (5)	919,351	830,457	0.07%
Total Electronic Shopping and Mail-Order Houses		3,454,723

Full-Service Restaurants (0.51%)
RM Holdco, LLC, Membership Units (2), (4), (5), (6)	42,552,000	6,501,223	0.51%

Gambling Industries (5.77%)
TOPV New World Holdings, LLC, Membership Interests - (Canada) (2), (4),(5), (6)	77,442,845	71,340,160	5.54%
Tropicana Entertainment, Inc., Common Stock (4), (5)	180,844	2,884,462	0.23%
Total Gambling Industries		74,224,622

Highway, Street, and Bridge Construction (1.44%)
Contech Holdings, Inc., Common Stock (2), (4), (5), (6)	711,255	18,492,630	1.44%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (4), (5)	94	52,073	-

Motor Vehicle Manufacturing (0.00%)
Fleetwood Enterprises, Inc., Common Stock (2), (4), (6)	11,385,685	11,386	-

Newspaper, Periodical, Book, and Directory Publishers (0.47%)
HW Topco, Inc., Common Stock (4), (5)	644,705	5,802,345	0.45%
HW Topco, Inc., Preferred Stock (4), (5)	1,693	15,237	-
TBC Holdings I, Inc., Common Stock (4), (5)	2,967	235,877	0.02%
Total Newspaper, Periodical, Book, and Directory Publishers		6,053,459

Oil and Gas Extraction (0.79%)
Woodbine Intermediate Holdings, LLC, Membership Units (2), (4), (5), (8)	576	10,135,998	0.79%

Other Amusement and Recreation Industries (0.00%)
Bally Total Fitness Holding Corporation, Common Stock (4), (5)	1,799	8,959	-
Bally Total Fitness Holding Corporation, Warrants (4), (5)	3,245	-	-
Total Other Amusement and Recreation Industries		8,959

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2012

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Pharmaceutical and Medicine Manufacturing (1.88%)
NHSAS Holdings, LLC, Membership Units (2), (4), (5), (8)	6,859	$9,152	-
NVHL S.A, Common Shares - (Luxembourg) (2), (3), (4), (5), (6)	5,127,200	24,196,721	1.88%
Total Pharmaceutical and Medicine Manufacturing		24,205,873

Radio and Television Broadcasting (0.00%)
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock (2), (4), (5), (6)	7,179,572	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase
Series A Preferred Stock (2), (4), (5), (6)	2,272,580	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase
Series B Preferred Stock (2), (4), (5), (6)	2,476,138	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase
Series C Preferred Stock (2), (4), (5), (6)	1,419,264	-	-
Total Radio and Television Broadcasting		-

Scheduled Air Transportation (2.22%)
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA) (2), (5), (8)	351	4,820,271	0.37%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA) (2), (5), (8)	347	4,725,320	0.37%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA) (2), (5), (8)	475	7,400,490	0.58%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA) (2), (5), (8)	410	6,497,195	0.50%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA) (2), (5), (8)	347	5,122,443	0.40%
Total Scheduled Air Transportation		28,565,719

Semiconductor and Other Electronic Component Manufacturing (0.14%)
TPG Hattrick Holdco, LLC, Common Units (4), (5)	1,935,857	1,819,706	0.14%

Support Activities for Mining (0.70%)
DeepOcean Group Holding AS, Common Stock - (Norway) (4), (5)	410,366	8,970,923	0.70%

Wired Telecommunications Carriers (3.82%)
Hawaiian Telcom Holdco, Inc., Common Stock (4)	462,676	7,976,534	0.62%
Hawaiian Telcom Holdco, Inc., Warrants (4)	54,272	249,651	0.02%
Integra Telecom, Inc., Common Stock (2), (4), (5), (6)	10,080,250	40,886,160	3.18%
Integra Telecom, Inc., Warrants (2), (4), (5), (6)	3,018,747	-	-
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (3), (4), (5)	6,550,500	87,403	-
Total Wired Telecommunications Carriers		49,199,748

Total Equity Securities (Cost $349,139,992)		262,318,358

Total Investments (Cost $1,421,192,483) (7)		1,180,884,880

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2012

Showing Percentage of Total Cash and Investments of the Registrant

				Percent of
	Principal		Fair	Cash and
Investment	Amount		Value	Investments

Cash and Cash Equivalents (8.24%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.07%, due 4/2/12
Collateralized by Federal National Mortgage Association Note		$4,609,254	$4,609,254	0.36%
Union Bank of California, Commercial Paper, 0.08%, due 4/2/12		$9,000,000	8,999,980	0.70%
Toyota Motor Credit Corporation, Commercial Paper, 0.14%, due 4/30/12		$40,000,000	39,995,489	3.11%
General Electric Capital Corporation, Commercial Paper, 0.14%, due 5/9/12		$10,000,000	9,998,522	0.78%
Union Bank of California, Commercial Paper, 0.36%, due 6/4/12		$40,000,000	39,974,400	3.11%
Cash Denominated in Foreign Currency	CAD	42,433	42,488	-
Cash Denominated in Foreign Currency		€808,923	1,079,347	0.08%
Cash Denominated in Foreign Currency		£100,175	160,360	0.01%
Cash Held on Account at Various Institutions		$1,106,417	1,106,417	0.09%
Total Cash and Cash Equivalents			105,966,257

Total Cash and Investments			$1,286,851,137	100.00%

Notes to Statement of Investments:

(1)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer). Changes to investments in securities of affiliated issuers and interest and dividends earned on such securities during the three months ended March 31, 2012 were as follows:

	Value,			Value,	Interest &
	Beginning of			End of	Dividends
Investment	Period	Acquisitions	Dispositions	Period	Earned

Doral GP, Ltd., GP Interest	$225	$-	$-	$-	$-
Contech Engineered Solutions, LLC, Senior Secured 1st Lien Term Loan,
LIBOR + 8% Cash + 3% PIK, 2% LIBOR Floor, due 2/7/17	-	9,915,395	-	9,853,424	196,237
Contech Holdings, Inc., Common Stock	-	17,781,375	-	18,492,630	-
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15	-	49,600,007	-	46,416,061	138,419
Dialogic, Inc., Warrants to Purchase Common Stock	-	-	-	5,201,067	-
Encompass Digital Media, Inc., 1st Lien Term Loan, LIBOR + 6%,
1.75% LIBOR Floor, due 2/28/16	9,535,444	2,900	(9,769,922)	-	84,130
Encompass Digital Media, Inc., 2nd Lien Term Loan, 16.5%, due 8/28/16	60,121,036	78,137	(59,232,548)	-	2,848,031
Encompass Digital Media Group, Inc., Common Stock	12,375,006	-	(10,905,738)	-	-
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 13%, 2.5% LIBOR Floor,
due 3/31/17	10,181,505	-	(3,270,788)	6,894,363	317,066
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes,
6% Cash + 10% PIK, due 12/31/19	2,052,035	119,446	-	2,161,272	88,860
ESP Holdings, Inc., 15% PIK, Preferred Stock	1,081,109	-	-	1,114,514	-
ESP Holdings, Inc., Common Stock	2,457,524	-	-	2,117,862	-
Fleetwood Enterprises, Inc., Common Stock	11,386	-	-	11,386	-
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%,
2% LIBOR Floor, due 4/15/15	10,565,781	6,422	(31,487)	11,745,479	290,060
Integra Telecom, Inc., Common Stock	42,429,708	-	-	40,886,160	-
Integra Telecom, Inc., Senior Secured 1st Lien Notes, 10.75%, due 4/15/16	-	5,428,150	-	5,392,750	1,741
Integra Telecom, Inc., Warrants	-	-	-	-	-
Medfort, S.a.r.1., 1st Lien Term Loan A, 15%, due 11/21/17	3,925,811	236,405	-	4,282,933	318,494
Medfort, S.a.r.1., 1st Lien Term Loan B, 1%, due 11/21/17	7,042,606	75,534	-	18,457,168	122,421
Medfort, S.a.r.1., 1st Lien Term Loan B2, 1%, due 11/21/17	-	13,379,836	-	12	15,474
NHSAS Holdings, LLC, Membership Units	8,890	-	-	9,152	-
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16	-	22,215,318	-	24,321,000	86,475
NVHL S.A, Common Shares	-	21,537,478	-	24,196,721	-
Online Resources Corporation, Common Stock	4,741,748	-	-	5,584,290	-
Perseus Holdings S.A., Common Stock	-	-	-	-	-
Primacom Holding GmbH, Super Senior Facility A, 12% PIK, due 9/30/15	-	4,219,274	-	4,232,457	60,200
Primacom Management GmbH, 2nd Lien Term Loan, 10% PIK, due 5/19/17	10,209,488	4,549,900	-	15,168,139	4,330,148
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK, due 11/21/17	3,269,935	9,006	-	3,375,463	11,256

Primacom Management GmbH, Mezzanine Term Loan B, 1% PIK, due 11/21/17	11,901,583	5,765	(13,385,601)	-	25,275
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock	-	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock	-	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock	-	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock	-	-	-	-	-
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15	10,985,525	1,020,818	-	11,258,661	563,722
RM Holdco, LLC, Membership Units	-	6,501,223	-	6,501,223	-
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18	-	16,366,154	-	16,366,154	5,601
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/19/16	-	10,547,927	-	10,547,927	540,958
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B, 12% Cash + 7% PIK, due 3/19/16	-	16,700,657	-	16,700,657	901,040
TOPV New World Holdings, LLC, Membership Interests	65,561,215	-	-	71,340,160	-
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16	5,945,046	-	(147,651)	5,861,973	224,500
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16	6,003,557	-	(144,477)	5,926,654	225,750
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14	3,953,069	-	(273,622)	3,748,164	136,955
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15	5,368,794	-	(245,195)	5,208,344	180,707
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16	7,049,074	-	(169,638)	6,958,779	264,970
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA)	4,449,970	147,652	(85,527)	4,820,271	-
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA)	4,369,319	144,477	(84,125)	4,725,320	-
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA)	6,537,465	273,623	(107,650)	7,400,490	-
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA)	5,835,647	245,196	(113,212)	6,497,195	-
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA)	4,749,763	169,638	(111,400)	5,122,443	-
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16	22,329,608	-	-	25,340,000	760,200
Woodbine Holdings, LLC, Warrants to Purchase Membership Units	4,023,992	-	(4,055,740)	-	-
Woodbine Intermediate Holdings, LLC, Membership Units	-	4,055,740	-	10,135,998	-

(3) Principal amount or shares denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(4) Non-income producing security.

(5) Restricted security.

(6) Not a controlling position.

(7) Includes investments with an aggregate fair value of $7,775,000 that have been segregated to collateralize certain unfunded commitments.

(8) Issuer is a controlled company.

(9) Miscellaneous Securities are comprised of certain unrestricted security positions that have not previously been publicly disclosed.

Aggregate acquisitions and aggregate dispositions of investments, other than government securities, totaled $168,510,898 and $143,774,047,

respectively. Aggregate acquisitions includes investment assets received as payment in-kind. Aggregate dispositions includes principal paydowns on debt investments.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $1,421,192,483. Net unrealized depreciation aggregated $240,307,603, of which $111,160,180 related to appreciated investments and $351,467,783 related to depreciated investments.

The total value of restricted securities and bank debt as of March 31, 2012 was $930,568,827, or 72.31% of total cash and investments of the Registrant.

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period. At March 31, 2012, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$50,022,795	$17,273,450
2	Other observable market inputs*	174,227,289	281,817,251	28,640,146
3	Independent third-party pricing sources that employ significant unobservable inputs	380,727,053	28,307,957	205,368,952
3	Investment Manager valuations with significant unobservable inputs	3,464,177	-	11,035,810
Total		$558,418,519	$360,148,003	$262,318,358

* E.g., quoted prices in inactive markets or quotes for comparable instruments

Changes in investments categorized as Level 3 during the three months ended March 31, 2012 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$414,110,814	$88,449,920	$169,221,402
Net realized and unrealized gains (losses)	(13,550,252)	(19,671,250)	14,178,952
Acquisitions	125,555,837	22,334,764	33,376,250
Dispositions	(145,389,346)	(62,805,477)	(11,407,652)
Ending balance	$380,727,053	$28,307,957	$205,368,952

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(14,770,904)	$374,323	$15,648,220

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$3,132,810	$22,329,608	$15,819,109
Net realized and unrealized gains (losses)	93,964	-	(153,751)
Acquisitions	278,693	-	11,398
Dispositions	(41,290)	-	(4,055,740)
Transfers out of Level 3‡	-	(22,329,608)	(585,206)
Ending balance	$3,464,177	$-	$11,035,810

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$93,964	$-	$(185,013)

‡ Comprised of two investments that transferred to Level 2 due to increased trading volumes.

Acquisition date and cost of restricted securities of unaffiliated issuers held at March 31, 2012 were as follows:

Investment	Acquisition Date	Cost

Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$ 13,422,993
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17	3/15/12	16,385,960
DeepOcean Group Holding AS, Common Stock	5/13/11	9,786,480
GXS Holdings, Inc., Common Stock	3/28/08	2,510,633
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	100,425
HW Topco, Inc., Common Stock	1/13/12	4,356,963
HW Topco, Inc., Preferred Stock	1/13/12	11,398
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16	4/9/10	16,180,655
LBI Media, Inc., Senior Secured Notes, 9.25%, due 4/15/19	Various 2012	7,505,660
NEF Kamchia Co-Investment Fund, LP Interest	7/31/07	8,982,702
NEF Telecom Company BV, Mezzanine Term Loan,
EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17	8/31/07	69,576,180
Open Solutions, Inc., Senior Subordinated Notes, 9.75%, due 2/1/15	Various 2011-2012	6,611,485
Precision Holdings, LLC, Class C Membership Interests	9/30/10 & 7/25/11	3,929
Rural Metro Corp, Senior Unsecured Notes, 10.125%, due 7/15/19	2/3/12	6,463,503
Shop Holding, LLC, Class A Units	6/2/11	1,301,747
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
STG-Fairway Holdings, LLC, Class A Units	12/30/10	3,096,484
TBC Holdings I, Inc., Common Stock	11/18/11	281,286
TPG Hattrick Holdco, LLC, Common Units	9/30/10	892,388
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500
Vertellus Specialties, Inc., Senior Secured Notes, 9.375%, due 10/1/15	12/6/11 & 1/18/12	11,707,318

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b) Not applicable.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By: /s/ Mark K. Holdsworth

Name: Mark K. Holdsworth

Title: Chief Executive Officer

Date: May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark K. Holdsworth

Name: Mark K. Holdsworth

Title: Chief Executive Officer

Date: May 30, 2012

By: /s/ Paul L. Davis

Name: Paul L. Davis

Title: Chief Financial Officer

Date: May 30, 2012